DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2013	Jul. 31, 2012	Dec. 31, 2009	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Nov. 30, 2012	Oct. 31, 2012	Aug. 31, 2012	May. 30, 2012	Jan. 31, 2012	Jan. 01, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Proceeds from Derivative Instrument, Investing Activities				$ 14.6
Significant cash flows related to derivatives, net cash paid					$ 27.4
Long-term debt, face amount										$ 320.0
Long-term debt, interest rate												4.25%
Notes 5 Point 20 Percent Due 2040 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt, interest rate				5.20%	5.20%
Notes payable due 2014
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt, face amount									$ 300.0
Long-term debt, interest rate									4.75%
Notes payable due 2016
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt, face amount					$ 300.0
Long-term debt, interest rate					5.75%
Notes payable due 2013
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt, face amount									$ 250.0
Long-term debt, interest rate									6.15%
Not Designated as Hedging Instrument | Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount				$ 1,900.0	$ 2,200.0
Not Designated as Hedging Instrument | Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount					107.7
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
After-tax gain (loss) for cash flow hedge effectiveness in accumulated other comprehensive loss				(50.9)	(77.3)
Gain (Loss) reclassified from OCI to income (Effective Portion)				(7.5)	(11.7)	$ (2.9)
Cash Flow Hedges | Foreign Exchange Contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Hedged item impact on Consolidated Statement of Operations				0.2	(3.4)
Gain (Loss) reclassified from OCI to income (Effective Portion)				$ 0.2	3.4
Cash Flow Hedges | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			$ 400.0
Cash Flow Hedges | Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps, applicable fixed interest rate			4.78%
Terminations of forward starting interest rate swap					(102.6)
Interest Only Period-1			10 years
Cash Flow Hedges | Foreign Exchange Forward
Derivative Instruments, Gain (Loss) [Line Items]
De-designated forward currency contracts, maturity year				2015
Derivative, Notional Amount				$ 369.5	270.1
Cash Flow Hedges | Foreign Exchange Option
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount				185.0	120.0
Fair Value Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount				950.0
Net swap accruals and amortization of gains on terminated swaps				19.2	31.4
Interest Expense, Debt				54.6	44.7
Fair Value Hedges | Interest Rate Risk [Member] | Notes payable due 2021
Derivative Instruments, Gain (Loss) [Line Items]
Terminations of forward starting interest rate swap					$ 58.2
Derivative, Notional Amount							$ 400.0	$ 400.0
Long-term debt, interest rate								3.40%			3.40%
Fair Value Hedges | Interest Rate Risk [Member] | Notes 5 Point 20 Percent Due 2040 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount								$ 400.0
Long-term debt, interest rate								5.20%
Fair Value Hedges | Interest Rate Risk [Member] | Notes payable due 2028
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt, interest rate											7.05%
Fair Value Hedges | Interest Rate Risk [Member] | Notes payable due 2014
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount		$ 300.0									$ 300.0
Long-term debt, interest rate		4.75%									4.75%
Gain recognized in income		$ 11.1
Fair Value Hedges | Interest Rate Risk [Member] | Notes payable due 2016
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount											$ 300.0
Long-term debt, interest rate					5.75%						5.75%
Gain recognized in income	$ 8.1
Fair Value Hedges | Interest Rate Risk [Member] | Notes payable due 2012
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount											$ 200.0
Long-term debt, interest rate											4.90%
Fair Value Hedges | Interest Rate Risk [Member] | Notes payable due 2013
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount		$ 250.0									$ 250.0
Long-term debt, interest rate		6.15%									6.15%
Net Investment Hedging | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) included in accumulated other comprehensive income (loss)				(37.2)	$ (76.8)
Matured foreign exchange contracts, net cash payment				61.4	3.6
Net Investment Hedging | Foreign Exchange Contracts | Currency British Pound Sterling [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount				$ 1,300.0	$ 979.0